Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	6. Inventories
	March 31, 2012	December 31, 2011
Raw materials	$1,353,781	$1,040,582
Work-in-progress	153,108	135,533
Finished goods	18,217,761	13,006,937
	$19,724,650	$14,183,052

9.	Inventories

	As of December 31,
	2011	2010

Raw materials	$1,040,582	$860,993
Work-in-progress	135,533	160,730
Finished goods	13,006,937	9,755,154

	$14,183,052	$10,776,877